SCHEDULE OF BANK LOANS (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Short-term bank loans		$ 332,309	$ 47,054
Loan from Shenzhen Qianhai Weizhong Bank	[1]	218,722	414,072
Long-term bank loan		551,031	461,126
Bank Of Jiangsu [Member]
Short-term bank loans	[2]	43,496	47,054
China Construction Bank [Member]
Short-term bank loans	[3]	$ 288,813

[1]	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr.Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen.
[2]	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum.
[3]	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.